Investment securities (Tables)	12 Months Ended
Dec. 31, 2013
Investment securities
end of	2013	2012
Investment securities (CHF million)
Securities available-for-sale	2,987	3,498
Total investment securities	2,987	3,498

Investment securities by type
Investment securities by type

	2013				2012
end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Investment securities by type (CHF million)
Debt securities issued by Swiss federal, cantonal or local governmental entities	389	15	2	402	452	31	0	483
Debt securities issued by foreign governments	1,350	39	1	1,388	1,523	82	0	1,605
Corporate debt securities	590	16	0	606	823	22	0	845
Collateralized debt obligations	480	11	1	490	448	22	0	470
Debt securities available-for-sale	2,809	81	4	2,886	3,246	157	0	3,403
Banks, trust and insurance companies	74	18	0	92	73	14	0	87
Industry and all other	9	0	0	9	8	0	0	8
Equity securities available-for-sale	83	18	0	101	81	14	0	95
Securities available-for-sale	2,892	99	4	2,987	3,327	171	0	3,498

Gross unrealized losses on investment securities and the related fair value
Gross unrealized losses on investment securities and the related fair value

	Less than 12 months		12 months or more		Total
end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
2013 (CHF million)
Debt securities issued by Swiss federal, cantonal or local governmental entities	168	2	0	0	168	2
Debt securities issued by foreign governments	109	1	0	0	109	1
Collateralized debt obligations	10	1	0	0	10	1
Debt securities available-for-sale	287	4	0	0	287	4

Proceeds from sales, realized gains and realized losses from available-for-sale securities
	2013		2012		2011
in	Debt securities	Equity securities	Debt securities	Equity securities	Debt securities	Equity securities
Additional information (CHF million)
Proceeds from sales	163	13	294	642	2,117	1
Realized gains	7	1	14	294	40	0
Realized losses	0	0	(2)	0	(22)	0

Amortized cost, fair value and average yield of debt securities
Amortized cost, fair value and average yield of debt securities

	Debt securities available-for-sale
end of	Amortized cost	Fair value	Average yield (in %)
2013 (CHF million)
Due within 1 year	543	547	1.43
Due from 1 to 5 years	1,702	1,760	2.11
Due from 5 to 10 years	475	491	2.13
Due after 10 years	89	88	1.46
Total debt securities	2,809	2,886	1.96

Bank
Investment securities
end of	2013	2012
Investment securities (CHF million)
Securities available-for-sale	1,627	1,939
Total investment securities	1,627	1,939

Investment securities by type
Investment securities by type

	2013				2012
end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
2013 (CHF million)
Debt securities issued by foreign governments	1,136	29	1	1,164	1,288	67	0	1,355
Corporate debt securities	262	0	0	262	465	0	0	465
Collateralized debt obligations	100	0	0	100	23	1	0	24
Debt securities available-for-sale	1,498	29	1	1,526	1,776	68	0	1,844
Banks, trust and insurance companies	74	18	0	92	73	14	0	87
Industry and all other	9	0	0	9	8	0	0	8
Equity securities available-for-sale	83	18	0	101	81	14	0	95
Securities available-for-sale	1,581	47	1	1,627	1,857	82	0	1,939

Gross unrealized losses on investment securities and the related fair value
Gross unrealized losses on investment securities and the related fair value

	Less than 12 months		12 months or more		Total
end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
2013 (CHF million)
Debt securities issued by foreign governments	89	1	0	0	89	1
Debt securities available-for-sale	89	1	0	0	89	1

Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities

	2013		2012		2011
in	Debt securities	Equity securities	Debt securities	Equity securities	Debt securities	Equity securities
Additional information (CHF million)
Proceeds from sales	163	13	294	642	2,117	1
Realized gains	7	1	14	294	40	0
Realized losses	0	0	(2)	0	(22)	0

Amortized cost, fair value and average yield of debt securities
Amortized cost, fair value and average yield of debt securities

	Debt securities available-for-sale
end of	Amortized cost	Fair value	Average yield (in %)
2013 (CHF million)
Due within 1 year	386	388	1.13
Due from 1 to 5 years	1,012	1,038	2.01
Due from 5 to 10 years	100	100	2.62
Total debt securities	1,498	1,526	1.82